Cash flow statement (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash Flow Information [Abstract]
Accrued property, plant and equipment	€ 196	€ 42	€ 142